ACCOUNTS PAYABLE - Disclosure of detailed information about trade and other payables (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Trade and other payables [abstract]
Exploration and evaluation expenditures	$ 417,566	$ 128,303
Non-exploration and evaluation expenditures	297,886	207,953
Total Accounts Payable	$ 715,452	$ 336,256